Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
	2012	2011	2010

Revenue	$50	60	84
Operating expenses	(107)	(302)	(427)
Gain on sale before taxes	-	4,665	-
Income before income taxes	$157	5,027	511
Permanent tax benefit	-	2,126	-
Provision for income taxes	(60)	(1,931)	(196)
Income from discontinued operations	$97	5,222	315

Bargain sale discontinued operations
	2012	2011	2010

Revenue	$-	-	-
Operating expenses	-	-	-
Gain on sale before taxes	-	4,665	-
Income before income taxes	$-	4,665	-
Permanent tax benefit	-	2,126	-
Provision for income taxes	-	(1,823)	-
Income from discontinued operations	$-	4,968	-

Discontinued operations balance sheet components
	September 30,	September 30,
	2012	2011
Accounts receivable	$-	3
Deferred income taxes	-	4
Property and equipment, net	-	107
Assets of discontinued operations	$-	114

Accrued payroll and benefits	-	2
Accrued liabilities, other	-	3
Insurance liabilities	-	29
Liabilities of discontinued operations	$-	34